Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
CORPORATE BONDS — 92.7%
Aerospace & Defense — 3.3%
$ 90,000
Boeing Co. (The), 3.825%, 3/1/59 ...... $ 64,306
180,000
Boeing Co. (The), 3.900%, 5/1/49 ...... 137,336
250,000
Boeing Co. (The), 5.705%, 5/1/40 ...... 249,032
60,000
L3Harris Technologies, Inc., 4.854%,
4/27/35 ....................... 57,571
217,000
Lockheed Martin Corp., 4.150%, 6/15/53 . 190,735
160,000
Raytheon Technologies Corp., 2.820%,
9/1/51 ........................ 107,290
70,000
Raytheon Technologies Corp., 3.030%,
3/15/52 ....................... 49,132
150,000
Raytheon Technologies Corp., 4.450%,
11/16/38 ....................... 137,829
35,000
Raytheon Technologies Corp., 5.375%,
2/27/53 ....................... 36,298
1,029,529
Apparel — 0.3%
110,000
NIKE, Inc., 3.375%, 3/27/50 .......... 88,965
Automobiles — 0.6%
90,000
Ford Motor Co., 5.291%, 12/8/46 ...... 74,170
120,000
General Motors Co., 5.150%, 4/1/38 .... 106,741
180,911
Banks — 8.3%
90,000
Bank of America Corp., 2.482%, (5-Year
Treasury Constant Maturity plus 1.20%),
9/21/36(a) ..................... 68,679
70,000
Bank of America Corp., 4.244%, (TSFR3M
plus 2.08%), 4/24/38(b) ............ 61,423
100,000
Bank of America Corp., 6.110%, 1/29/37 . 105,405
315,000
Bank of America Corp., MTN, 2.676%,
(SOFR plus 1.93%), 6/19/41(b) ...... 220,679
140,000
Bank of America Corp., MTN, 4.330%,
(TSFR3M plus 1.78%), 3/15/50(b) .... 120,198
70,000
Citigroup, Inc., 3.878%, (TSFR3M plus
1.43%), 1/24/39(b) ............... 58,569
80,000
Citigroup, Inc., 5.316%, (SOFR plus
4.55%), 3/26/41(b) ............... 78,017
90,000
Citigroup, Inc., 5.875%, 1/30/42 ....... 94,196
21,000
Citigroup, Inc., Series U, 5.000%, (SOFR
plus 3.81%)(b)(c) ................ 19,602
50,000
Fifth Third Bancorp, 8.250%, 3/1/38 .... 57,293
130,000
Goldman Sachs Group, Inc. (The), 2.908%,
(SOFR plus 1.47%), 7/21/42(b) ...... 91,612
140,000
Goldman Sachs Group, Inc. (The), 6.750%,
10/1/37 ....................... 150,508
370,000
JPMorgan Chase & Co., 3.109%,
(TSFR3M plus 2.46%), 4/22/41(b) .... 280,012
150,000
JPMorgan Chase & Co., 3.882%,
(TSFR3M plus 1.62%), 7/24/38(b) .... 129,337
100,000
JPMorgan Chase & Co., 4.260%,
(TSFR3M plus 1.84%), 2/22/48(b) .... 86,186
90,000
Morgan Stanley, 2.484%, (SOFR plus
1.36%), 9/16/36(b) ............... 68,265
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 110,000
Morgan Stanley, 3.217%, (SOFR plus
1.49%), 4/22/42(b) ............... $ 83,278
180,000
Morgan Stanley, 3.971%, 7/22/38(a) .... 153,168
135,000
PNC Financial Services Group, Inc.
(The), Series O, 8.977%, (LIBOR USD
3-Month plus 3.68%)(a)(c) ......... 134,865
180,000
Wells Fargo & Co., 3.068%, (SOFR plus
2.53%), 4/30/41(b) ............... 132,183
270,000
Wells Fargo & Co., 5.375%, 11/2/43 .... 254,319
100,000
Wells Fargo & Co., MTN, 5.013%,
(TSFR3M plus 4.50%), 4/4/51(b) ..... 93,020
90,000
Westpac Banking Corp., 2.963%, 11/16/40 60,237
2,601,051
Beverages — 3.5%
160,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.700%,
2/1/36 ........................ 155,551
220,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc., 4.900%,
2/1/46 ........................ 209,647
200,000
Anheuser-Busch InBev Worldwide, Inc.,
4.600%, 6/1/60 .................. 179,988
50,000
Anheuser-Busch InBev Worldwide, Inc.,
5.800%, 1/23/59 ................. 54,373
100,000
Bacardi, Ltd., 5.300%, 5/15/48(d) ...... 93,991
150,000
Constellation Brands, Inc., 3.750%, 5/1/50 117,723
80,000
Diageo Capital PLC, 3.875%, 4/29/43 ... 67,495
90,000
PepsiCo, Inc., 2.750%, 10/21/51 ....... 64,427
150,000
PepsiCo, Inc., 4.650%, 2/15/53 ........ 150,506
1,093,701
Broadline Retail — 0.4%
40,000
Dollar General Corp., 5.450%, 7/5/33 ... 39,642
100,000
Walmart, Inc., 2.500%, 9/22/41 ........ 74,258
113,900
Capital Goods — 0.5%
90,000
Caterpillar, Inc., 3.803%, 8/15/42 ...... 78,670
110,000
Packaging Corp. of America, 3.050%,
10/1/51 ....................... 72,614
151,284
Chemicals — 1.1%
110,000
Air Products & Chemicals, Inc., 2.700%,
5/15/40 ....................... 81,893
40,000
Dow Chemical Co. (The), 3.600%,
11/15/50 ....................... 29,712
90,000
DuPont de Nemours, Inc., 5.319%,
11/15/38 ....................... 89,148
170,000
Ecolab, Inc., 2.750%, 8/18/55 ......... 108,714
50,000
LYB International Finance III, LLC,
4.200%, 5/1/50 .................. 38,080
347,547

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Commercial Services & Supplies — 0.8%
$ 62,216
Polar Tankers, Inc., 5.951%, 5/10/37(d) .. $ 63,578
115,000
Republic Services, Inc., 2.375%, 3/15/33 . 93,494
140,000
Waste Connections, Inc., 2.950%, 1/15/52 95,710
252,782
Construction Materials — 0.4%
70,000
Martin Marietta Materials, Inc., 4.250%,
12/15/47 ....................... 58,001
70,000
Vulcan Materials Co., 4.500%, 6/15/47 .. 60,717
118,718
Consumer Discretionary Distribution & Retail
— 1.1%
225,000
Amazon.com, Inc., 2.500%, 6/3/50 ..... 149,557
150,000
Amazon.com, Inc., 2.700%, 6/3/60 ..... 96,193
90,000
Amazon.com, Inc., 4.800%, 12/5/34 .... 91,650
337,400
Consumer Staples Distribution & Retail — 1.2%
100,000
Hershey Co. (The), 3.125%, 11/15/49 ... 73,525
60,000
Hormel Foods Corp., 3.050%, 6/3/51 .... 42,655
66,000
Kraft Heinz Foods Co., 4.875%, 10/1/49 . 60,152
80,000
Kraft Heinz Foods Co., 6.875%, 1/26/39 . 89,974
150,000
Nestle Holdings, Inc., 2.500%, 9/14/41(d) 105,747
372,053
Diversified REITs — 0.5%
157,000
American Tower Trust, 3.652%, 3/23/28(d) 145,761
Diversified Telecommunication Services — 1.9%
100,000
America Movil SAB de CV, 6.125%,
3/30/40 ....................... 106,279
100,000
T-Mobile USA, Inc., 3.600%, 11/15/60 .. 70,083
170,000
T-Mobile USA, Inc., 4.375%, 4/15/40 ... 150,112
75,000
T-Mobile USA, Inc., 5.650%, 1/15/53 ... 75,861
50,000
T-Mobile USA, Inc., 5.800%, 9/15/62 ... 50,674
80,000
Vodafone Group PLC, 4.250%, 9/17/50 .. 64,142
105,000
Warnermedia Holdings, Inc., 5.050%,
3/15/42 ....................... 88,325
605,476
Electric Utilities — 13.4%
80,000
AEP Transmission Co., LLC, Series M,
3.650%, 4/1/50(e) ................ 62,020
90,000
Appalachian Power Co., Series L, 5.800%,
10/1/35 ....................... 89,984
40,000
Avista Corp., 4.000%, 4/1/52 .......... 31,723
58,000
Baltimore Gas & Electric Co., 5.400%,
6/1/53 ........................ 58,859
80,000
Berkshire Hathaway Energy Co., 4.250%,
10/15/50 ....................... 64,762
75,000
Berkshire Hathaway Energy Co., 4.600%,
5/1/53 ........................ 64,172
70,000
CenterPoint Energy Houston Electric, LLC,
Series AC, 4.250%, 2/1/49 .......... 60,833
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 180,000
CenterPoint Energy Houston Electric, LLC,
Series AD, 2.900%, 7/1/50(e) ........ $ 122,282
90,000
CMS Energy Corp., 3.750%, (5-Year
Treasury Constant Maturity plus 2.90%),
12/1/50(a) ..................... 69,462
70,000
CMS Energy Corp., 4.700%, 3/31/43 .... 60,796
60,000
Commonwealth Edison Co., 5.900%,
3/15/36 ....................... 62,507
70,000
Connecticut Light & Power Co. (The),
4.000%, 4/1/48 .................. 58,852
120,000
Consolidated Edison Co. of New York, Inc.,
4.450%, 3/15/44 ................. 105,152
70,000
Consolidated Edison Co. of New York, Inc.,
Series E, 4.650%, 12/1/48 .......... 62,220
60,000
Dominion Energy South Carolina, Inc.,
5.100%, 6/1/65 .................. 57,243
40,000
Dominion Energy, Inc., Series B, 3.300%,
4/15/41 ....................... 29,640
80,000
DTE Electric Co., 3.750%, 8/15/47 ..... 62,765
95,000
DTE Electric Co., Series B, 3.650%, 3/1/52 73,880
68,000
Duke Energy Carolinas, LLC, 5.350%,
1/15/53 ....................... 68,789
43,000
Duke Energy Carolinas, LLC, 5.400%,
1/15/54 ....................... 43,712
80,000
Duke Energy Carolinas, LLC, 6.100%,
6/1/37 ........................ 83,782
60,000
Duke Energy Corp., 5.000%, 8/15/52 .... 54,776
60,000
Duke Energy Florida, LLC, 6.350%,
9/15/37 ....................... 65,048
200,000
Duke Energy Indiana, LLC, 3.750%,
5/15/46 ....................... 154,845
80,000
Duke Energy Ohio, Inc., 3.700%, 6/15/46 60,663
130,000
Duke Energy Progress, LLC, 2.900%,
8/15/51 ....................... 86,678
190,000
Entergy Texas, Inc., 3.550%, 9/30/49 .... 140,485
70,000
Exelon Corp., 4.450%, 4/15/46 ........ 59,328
70,000
Exelon Corp., 5.100%, 6/15/45 ........ 64,716
120,000
FirstEnergy Corp., Series C, 5.100%,
7/15/47 ....................... 107,643
40,000
FirstEnergy Transmission, LLC, 4.550%,
4/1/49(d) ...................... 33,331
120,000
Florida Power & Light Co., 4.125%, 2/1/42 105,130
45,000
Florida Power & Light Co., 5.850%, 5/1/37 45,864
259,000
Georgia Power Co., Series B, 3.700%,
1/30/50 ....................... 197,734
110,000
Indiana Michigan Power Co., 5.625%,
4/1/53 ........................ 112,725
70,000
Massachusetts Electric Co., 5.900%,
11/15/39(d) .................... 70,638
90,000
MidAmerican Energy Co., 2.700%, 8/1/52 56,776
70,000
MidAmerican Energy Co., 4.800%, 9/15/43 64,831
80,000
NextEra Energy Capital Holdings, Inc.,
2.440%, 1/15/32 ................. 64,836
80,000
Northern States Power Co., 3.200%, 4/1/52 57,186

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Electric Utilities — (continued)
$ 40,000
Northern States Power Co., 4.500%, 6/1/52 $ 35,956
60,000
Oncor Electric Delivery Co., LLC, 4.950%,
9/15/52 ....................... 57,781
240,000
PECO Energy Co., 2.850%, 9/15/51 .... 157,924
100,000
Public Service Electric & Gas Co., MTN,
5.375%, 11/1/39 ................. 97,514
110,000
Puget Sound Energy, Inc., 2.893%, 9/15/51 72,494
60,000
Puget Sound Energy, Inc., 5.638%, 4/15/41 60,425
115,000
San Diego Gas & Electric Co., Series TTT,
4.100%, 6/15/49 ................. 93,992
105,000
San Diego Gas & Electric Co., Series UUU,
3.320%, 4/15/50 ................. 75,013
130,000
Sempra Energy, 3.800%, 2/1/38 ........ 107,399
134,000
Southern California Edison Co., 5.700%,
3/1/53 ........................ 133,801
50,000
Southern California Edison Co., 5.875%,
12/1/53 ....................... 50,923
90,000
Union Electric Co., 3.250%, 10/1/49 .... 63,323
35,000
Union Electric Co., 5.450%, 3/15/53 .... 35,619
110,000
Virginia Electric & Power Co., 4.000%,
1/15/43 ....................... 90,712
110,000
Xcel Energy, Inc., 3.500%, 12/1/49 ..... 79,332
4,208,876
Energy Equipment & Services — 5.4%
100,000
Cheniere Corpus Christi Holdings, LLC,
2.742%, 12/31/39 ................ 78,729
85,000
DCP Midstream Operating L.P., 5.600%,
4/1/44 ........................ 80,472
75,000
Eastern Gas Transmission & Storage, Inc.,
4.800%, 11/1/43 ................. 65,090
145,000
Energy Transfer L.P., 5.000%, 5/15/44 ... 121,576
40,000
Energy Transfer L.P., 5.000%, 5/15/50 ... 33,734
90,000
Energy Transfer L.P., 5.350%, 5/15/45 ... 78,318
80,000
Energy Transfer L.P., 7.500%, 7/1/38 .... 87,658
210,000
Enterprise Products Operating, LLC,
3.300%, 2/15/53 ................. 149,619
140,000
Enterprise Products Operating, LLC,
5.950%, 2/1/41 .................. 145,617
80,000
Enterprise Products Operating, LLC,
6.125%, 10/15/39 ................ 84,662
70,000
Kinder Morgan Energy Partners L.P.,
5.625%, 9/1/41 .................. 64,178
145,000
Kinder Morgan, Inc., 3.600%, 2/15/51 ... 99,982
50,000
Kinder Morgan, Inc., 5.450%, 8/1/52 .... 45,591
70,000
Kinder Morgan, Inc., 5.550%, 6/1/45 .... 64,359
90,000
MPLX L.P., 5.200%, 12/1/47 .......... 78,368
60,000
MPLX L.P., 5.650%, 3/1/53 .......... 55,984
100,000
Plains All American Pipeline L.P./PAA
Finance Corp., 4.700%, 6/15/44 ...... 77,891
80,000
Spectra Energy Partners L.P., 4.500%,
3/15/45 ....................... 65,785
85,000
Targa Resources Corp., 6.250%, 7/1/52 .. 82,825
84,000
TransCanada PipeLines, Ltd., 4.625%,
3/1/34 ........................ 76,932
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 70,000
Williams Cos., Inc. (The), 6.300%, 4/15/40 $ 73,371
1,710,741
Entertainment — 0.4%
170,000
Activision Blizzard, Inc., 2.500%, 9/15/50 108,932
37,000
Mattel, Inc., 5.450%, 11/1/41 ......... 30,664
139,596
Financial Services — 2.5%
150,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.850%, 10/29/41 113,788
90,000
American Express Co., 4.050%, 12/3/42 . 78,226
60,000
Blackstone Holdings Finance Co., LLC,
6.250%, 8/15/42(d) ............... 57,467
60,000
Blue Owl Finance, LLC, 4.125%,
10/7/51(d) ..................... 37,363
100,000
Charles Schwab Corp. (The), Series H,
4.000%, (10-Year Treasury Constant
Maturity plus 3.08%)(a)(c) ......... 72,975
165,000
CSL Finance PLC, 4.750%, 4/27/52(d) .. 153,404
120,000
Intercontinental Exchange, Inc., 4.250%,
9/21/48 ....................... 103,144
40,000
Jefferies Financial Group, Inc., 6.500%,
1/20/43 ....................... 39,963
90,000
S&P Global, Inc., 3.700%, 3/1/52 ...... 73,238
80,000
Visa, Inc., 4.300%, 12/14/45 .......... 74,043
803,611
Ground Transportation — 3.4%
140,000
Burlington Northern Santa Fe, LLC,
4.900%, 4/1/44 .................. 135,192
70,000
Burlington Northern Santa Fe, LLC,
4.950%, 9/15/41 ................. 68,156
75,000
Burlington Northern Santa Fe, LLC,
5.200%, 4/15/54 ................. 76,384
150,000
Canadian Pacific Railway Co., 3.500%,
5/1/50 ........................ 114,398
90,000
CSX Corp., 4.500%, 11/15/52 ......... 81,116
70,000
CSX Corp., 6.000%, 10/1/36 .......... 73,645
120,000
FedEx Corp., 4.550%, 4/1/46 ......... 103,360
50,000
Norfolk Southern Corp., 3.400%, 11/1/49 36,782
70,000
Norfolk Southern Corp., 3.950%, 10/1/42 57,254
210,000
Union Pacific Corp., 2.950%, 3/10/52 ... 145,501
30,000
Union Pacific Corp., 3.375%, 2/14/42 ... 23,929
80,000
Union Pacific Corp., 3.600%, 9/15/37 ... 68,166
70,000
United Parcel Service, Inc., 5.300%, 4/1/50 73,451
1,057,334
Health Care Providers & Services — 11.3%
70,000
Abbott Laboratories, 4.900%, 11/30/46 .. 70,553
60,000
AbbVie, Inc., 4.050%, 11/21/39 ........ 52,128
150,000
AbbVie, Inc., 4.250%, 11/21/49 ........ 129,100
60,000
AbbVie, Inc., 4.400%, 11/6/42 ........ 53,640
140,000
AbbVie, Inc., 4.450%, 5/14/46 ........ 123,059
140,000
AbbVie, Inc., 4.500%, 5/14/35 ........ 132,951
70,000
Aetna, Inc., 4.500%, 5/15/42 .......... 59,957

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Health Care Providers & Services — (continued)
$ 70,000
Amgen, Inc., 2.770%, 9/1/53 .......... $ 43,417
165,000
Amgen, Inc., 2.800%, 8/15/41 ......... 116,319
100,000
Amgen, Inc., 4.400%, 2/22/62 ......... 81,950
120,000
Amgen, Inc., 5.600%, 3/2/43 .......... 120,186
100,000
Baxalta, Inc., 5.250%, 6/23/45 ......... 98,373
100,000
Baxter International, Inc., 3.132%, 12/1/51 65,884
80,000
Becton Dickinson & Co., 4.875%, 5/15/44 70,415
145,000
Bristol-Myers Squibb Co., 2.350%,
11/13/40 ....................... 101,711
150,000
Bristol-Myers Squibb Co., 2.550%,
11/13/50 ....................... 97,401
130,000
Bristol-Myers Squibb Co., 3.700%, 3/15/52 105,257
110,000
Bristol-Myers Squibb Co., 4.250%,
10/26/49 ....................... 97,369
70,000
Bristol-Myers Squibb Co., 4.625%, 5/15/44 66,063
70,000
Cigna Group (The), 4.800%, 8/15/38 .... 65,958
95,000
CVS Health Corp., 2.700%, 8/21/40 .... 66,223
65,000
CVS Health Corp., 4.780%, 3/25/38 .... 59,908
130,000
CVS Health Corp., 5.125%, 7/20/45 .... 120,086
40,000
CVS Health Corp., 5.875%, 6/1/53 ..... 41,029
100,000
Danaher Corp., 2.800%, 12/10/51 ...... 68,910
160,000
Elevance Health, Inc., 4.375%, 12/1/47 .. 139,269
80,000
Elevance Health, Inc., 5.125%, 2/15/53 .. 77,372
90,000
Gilead Sciences, Inc., 2.600%, 10/1/40 .. 65,054
150,000
HCA, Inc., 3.500%, 7/15/51 .......... 103,521
110,000
HCA, Inc., 5.500%, 6/15/47 .......... 103,095
90,000
Novartis Capital Corp., 2.750%, 8/14/50 . 65,419
100,000
Pfizer Investment Enterprises Pte, Ltd.,
5.110%, 5/19/43 ................. 100,106
200,000
Roche Holdings, Inc., 2.607%, 12/13/51(d) 135,128
80,000
Stryker Corp., 4.625%, 3/15/46 ........ 74,235
260,000
UnitedHealth Group, Inc., 3.500%, 8/15/39 217,737
140,000
UnitedHealth Group, Inc., 3.750%,
10/15/47 ....................... 115,095
55,000
Viatris, Inc., 4.000%, 6/22/50 ......... 36,329
130,000
Wyeth, LLC, 5.950%, 4/1/37 .......... 142,086
80,000
Zoetis, Inc., 4.700%, 2/1/43 .......... 74,239
3,556,532
Household Products — 0.6%
120,000
Kenvue, Inc., 5.050%, 3/22/53(d) ...... 122,117
60,000
Procter & Gamble Co. (The), 5.550%,
3/5/37 ........................ 66,683
188,800
Industrial REITs — 0.1%
50,000
Prologis L.P., 5.250%, 6/15/53 ......... 49,041
Insurance — 4.4%
83,000
Athene Holding, Ltd., 3.950%, 5/25/51 .. 55,480
55,000
Berkshire Hathaway Finance Corp.,
3.850%, 3/15/52 ................. 45,401
70,000
Berkshire Hathaway Finance Corp.,
4.200%, 8/15/48 ................. 62,825
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 40,000
Carlyle Holdings II Finance, LLC, 5.625%,
3/30/43(d) ..................... $ 35,137
80,000
Chubb INA Holdings, Inc., 3.050%,
12/15/61 ....................... 53,718
84,000
Corebridge Financial, Inc., 4.400%, 4/5/52 65,862
80,000
Enstar Finance, LLC, 5.500%, (5-Year
Treasury Constant Maturity plus 4.01%),
1/15/42(a) ..................... 59,680
37,000
Enstar Group, Ltd., 3.100%, 9/1/31 ..... 29,022
90,000
Fidelity National Financial, Inc., 3.200%,
9/17/51 ....................... 52,403
80,000
Global Atlantic Fin Co., 4.700%, (5-Year
Treasury Constant Maturity plus 3.80%),
10/15/51(a)(d) .................. 56,704
70,000
Guardian Life Insurance Co. of America
(The), 4.875%, 6/19/64(d) .......... 60,884
70,000
KKR Group Finance Co. III, LLC, 5.125%,
6/1/44(d) ...................... 60,511
80,000
Liberty Mutual Group, Inc., 3.950%,
5/15/60(d) ..................... 56,500
100,000
Nationwide Mutual Insurance Co., 4.350%,
4/30/50(d) ..................... 75,771
80,000
New York Life Insurance Co., 3.750%,
5/15/50(d) ..................... 61,025
70,000
New York Life Insurance Co., 4.450%,
5/15/69(d) ..................... 58,060
90,000
New York Life Insurance Co., 6.750%,
11/15/39(d) .................... 101,981
80,000
Northwestern Mutual Life Insurance Co.
(The), 3.450%, 3/30/51(d) .......... 57,020
80,000
Pacific LifeCorp, 3.350%, 9/15/50(d) ... 55,249
70,000
Progressive Corp. (The), 3.950%, 3/26/50 57,390
80,000
Prudential Financial, Inc., 3.700%, (5-Year
Treasury Constant Maturity plus 3.04%),
10/1/50(a) ..................... 67,474
70,000
Securian Financial Group, Inc., 4.800%,
4/15/48(d) ..................... 56,221
70,000
Voya Financial, Inc., 4.800%, 6/15/46 ... 57,367
90,000
W R Berkley Corp., 3.150%, 9/30/61 .... 55,839
1,397,524
Internet & Direct Marketing Retail — 0.3%
60,000
Meta Platforms, Inc., 4.450%, 8/15/52 ... 52,186
42,000
Meta Platforms, Inc., 5.600%, 5/15/53 ... 43,114
95,300
IT Services — 0.2%
90,000
Fiserv, Inc., 4.400%, 7/1/49 ........... 75,772
Machinery — 0.2%
80,000
Deere & Co., 3.900%, 6/9/42 ......... 72,426
Media — 4.3%
190,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 4.400%, 12/1/61 ........... 128,105

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Media — (continued)
$ 110,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital, 6.484%, 10/23/45 .......... $ 103,514
130,000
Comcast Corp., 2.800%, 1/15/51 ....... 85,908
170,000
Comcast Corp., 2.987%, 11/1/63 ....... 107,531
130,000
Comcast Corp., 3.250%, 11/1/39 ....... 102,878
100,000
Comcast Corp., 3.400%, 7/15/46 ....... 75,849
110,000
Comcast Corp., 4.200%, 8/15/34 ....... 102,427
90,000
Discovery Communications, LLC, 4.000%,
9/15/55 ....................... 59,749
100,000
Discovery Communications, LLC, 5.200%,
9/20/47 ....................... 81,748
90,000
Interpublic Group of Cos., Inc. (The),
3.375%, 3/1/41 .................. 65,517
70,000
Time Warner Cable, LLC, 5.875%,
11/15/40 ....................... 61,673
130,000
Time Warner Cable, LLC, 6.550%, 5/1/37 124,563
100,000
Walt Disney Co. (The), 2.750%, 9/1/49 .. 67,618
130,000
Walt Disney Co. (The), 3.500%, 5/13/40 . 107,276
70,000
Walt Disney Co. (The), 6.200%, 12/15/34 76,847
1,351,203
Metals & Mining — 0.8%
100,000
Nucor Corp., 2.979%, 12/15/55 ........ 63,724
100,000
Southern Copper Corp., 7.500%, 7/27/35 . 116,146
62,000
Teck Resources, Ltd., 6.000%, 8/15/40 ... 60,325
240,195
Office REITs — 0.1%
50,000
Alexandria Real Estate Equities, Inc.,
3.000%, 5/18/51 ................. 30,641
Oil, Gas & Consumable Fuels — 4.1%
80,000
Atmos Energy Corp., 4.125%, 10/15/44 .. 67,168
95,000
BP Capital Markets America, Inc., 3.060%,
6/17/41 ....................... 71,806
75,000
ConocoPhillips Co., 4.025%, 3/15/62 .... 60,898
61,000
Devon Energy Corp., 5.600%, 7/15/41 ... 57,006
113,000
Diamondback Energy, Inc., 4.250%,
3/15/52 ....................... 86,539
80,000
Equinor ASA, 5.100%, 8/17/40 ........ 80,204
70,000
Exxon Mobil Corp., 4.114%, 3/1/46 .... 61,452
182,000
Exxon Mobil Corp., 4.227%, 3/19/40 .... 167,454
70,000
Halliburton Co., 5.000%, 11/15/45 ..... 63,232
60,000
Halliburton Co., 7.450%, 9/15/39 ...... 69,468
35,000
Hess Corp., 5.600%, 2/15/41 .......... 33,442
60,000
Marathon Petroleum Corp., 6.500%, 3/1/41 61,720
70,000
NiSource, Inc., 4.800%, 2/15/44 ....... 63,417
90,000
Shell International Finance BV, 4.550%,
8/12/43 ....................... 83,031
130,000
Shell International Finance BV, 6.375%,
12/15/38 ....................... 145,604
180,000
Southern Co. Gas Capital Corp., Series
21A, 3.150%, 9/30/51 ............. 121,261
1,293,702
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Residential REITs — 0.7%
$ 100,000
American Homes 4 Rent L.P., 4.300%,
4/15/52 ....................... $ 77,763
30,000
Mid-America Apartments L.P., 2.875%,
9/15/51 ....................... 19,259
110,000
NNN REIT, Inc., 3.500%, 4/15/51 ...... 73,856
80,000
UDR, Inc., 3.100%, 11/1/34 .......... 63,621
234,499
Retail REITs — 0.4%
100,000
Kimco Realty OP, LLC, 4.250%, 4/1/45 .. 77,255
80,000
Simon Property Group L.P., 3.250%,
9/13/49 ....................... 53,645
130,900
Semiconductors & Semiconductor Equipment
— 2.9%
190,000
Broadcom, Inc., 3.469%, 4/15/34(d) .... 155,776
80,000
Broadcom, Inc., 3.500%, 2/15/41(d) .... 59,758
130,000
Lam Research Corp., 2.875%, 6/15/50 ... 90,679
110,000
NVIDIA Corp., 3.500%, 4/1/50 ........ 89,318
50,000
NXP BV / NXP Funding, LLC/NXP USA,
Inc., 3.250%, 11/30/51 ............ 33,260
110,000
NXP BV/NXP Funding, LLC/NXP USA,
Inc., 5.000%, 1/15/33 ............. 105,567
70,000
QUALCOMM, Inc., 4.300%, 5/20/47 ... 63,109
200,000
QUALCOMM, Inc., 4.500%, 5/20/52 ... 181,634
90,000
Texas Instruments, Inc., 5.000%, 3/14/53 . 91,050
41,000
Texas Instruments, Inc., 5.050%, 5/18/63 . 41,017
911,168
Software — 4.2%
110,000
Apple, Inc., 2.800%, 2/8/61 ........... 73,989
110,000
Apple, Inc., 3.850%, 5/4/43 ........... 97,930
80,000
Apple, Inc., 3.850%, 8/4/46 ........... 70,297
155,000
Apple, Inc., 3.950%, 8/8/52 ........... 136,393
80,000
Apple, Inc., 4.850%, 5/10/53 .......... 81,788
90,000
Microsoft Corp., 2.525%, 6/1/50 ....... 62,110
280,000
Microsoft Corp., 2.675%, 6/1/60 ....... 187,425
160,000
Oracle Corp., 3.650%, 3/25/41 ........ 123,043
100,000
Oracle Corp., 3.800%, 11/15/37 ....... 81,733
90,000
Oracle Corp., 3.850%, 4/1/60 ......... 63,171
90,000
Oracle Corp., 3.950%, 3/25/51 ........ 68,147
110,000
Oracle Corp., 4.000%, 7/15/46 ........ 84,150
115,000
Oracle Corp., 5.550%, 2/6/53 ......... 111,230
75,000
Oracle Corp., 6.900%, 11/9/52 ........ 83,861
1,325,267
Specialty Retail — 2.7%
80,000
ERAC USA Finance, LLC, 5.625%,
3/15/42(d) ..................... 79,929
185,000
Home Depot, Inc. (The), 2.750%, 9/15/51 124,365
130,000
Home Depot, Inc. (The), 3.125%, 12/15/49 94,968
110,000
Lowe's Cos., Inc., 5.000%, 4/15/40 ..... 103,317
130,000
Lowe's Cos., Inc., 5.625%, 4/15/53 ..... 129,748
120,000
McDonald's Corp., MTN, 3.625%, 9/1/49 94,521
140,000
McDonald's Corp., MTN, 4.875%, 12/9/45 133,340

Sterling Capital Long Duration Corporate Bond Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Specialty Retail — (continued)
$ 120,000
Starbucks Corp., 3.500%, 11/15/50 ..... $ 90,956
851,144
Telecommunication Services — 4.7%
170,000
AT&T, Inc., 3.500%, 6/1/41 .......... 130,098
240,000
AT&T, Inc., 3.650%, 9/15/59 .......... 166,996
245,000
AT&T, Inc., 3.850%, 6/1/60 .......... 176,981
240,000
AT&T, Inc., 4.500%, 5/15/35 .......... 220,528
60,000
Cisco Systems, Inc., 5.500%, 1/15/40 ... 63,714
150,000
Deutsche Telekom AG, 3.625%, 1/21/50(d) 113,549
150,000
Verizon Communications, Inc., 2.650%,
11/20/40 ....................... 104,191
140,000
Verizon Communications, Inc., 3.400%,
3/22/41 ....................... 107,882
90,000
Verizon Communications, Inc., 3.550%,
3/22/51 ....................... 66,892
80,000
Verizon Communications, Inc., 3.700%,
3/22/61 ....................... 57,870
120,000
Verizon Communications, Inc., 4.400%,
11/1/34 ....................... 110,694
150,000
Verizon Communications, Inc., 5.250%,
3/16/37 ....................... 148,428
1,467,823
Tobacco — 1.7%
80,000
Altria Group, Inc., 3.875%, 9/16/46 ..... 55,957
190,000
BAT Capital Corp., 4.390%, 8/15/37 .... 151,688
60,000
BAT Capital Corp., 4.540%, 8/15/47 .... 44,104
70,000
Cargill, Inc., 4.375%, 4/22/52(d) ....... 62,822
90,000
Cargill, Inc., 4.760%, 11/23/45(d) ...... 84,593
160,000
Philip Morris International, Inc., 4.375%,
11/15/41 ....................... 136,401
535,565
Total Corporate Bonds
(Cost $34,883,086) ............... 29,166,738
U.S. GOVERNMENT AGENCIES — 0.2%
Tennessee Valley Authority
—
0.2%
70,000
4.250%, 9/15/52 ................... 64,043
Total U.S. Government Agencies
(Cost $67,780) .................. 64,043
U.S. TREASURY BONDS — 5.9%
2,054,500
2.000%, 11/15/41 ................ 1,501,229
496,100
2.000%, 8/15/51 ................. 337,542
Total U.S. Treasury Bonds
(Cost $1,857,379) ................ 1,838,771
Shares Fair Value
MONEY MARKET FUND — 0.0%
11,658
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(f) ........
$ 11,658
Total Money Market Fund
(Cost $11,658) .................. 11,658
Total Investments — 98.8%
(Cost $36,819,903) ............................ 31,081,210
Net Other Assets (Liabilities) — 1.2% ............... 366,604
NET ASSETS — 100.0% .......................
$ 31,447,814
(a) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2023. The maturity date reflected is the final maturity date.
(b) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c) Security is perpetual in nature and has no stated maturity date.
(d) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(e) All or a portion of the securities are held in a separate collateral account at US Bank.
(f) Represents the current yield as of report date.
MTN Medium Term Note

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Long Duration Corporate Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Long Duration Corporate Bond Fund ...... $ 11,658(a) $ 31,069,552(b) $ — $ 31,081,210
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Long Duration Corporate Bond Fund — (continued)
June 30, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.